Basis of presentation and significant accounting policies - Social contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Social contributions
Contributions	$ 31,284	$ 20,608	$ 16,300
Russia | Minimum
Social contributions
Social contribution tax rate	30.00%
Russia | Maximum
Social contributions
Social contribution tax rate	34.00%
Russia | Pension Fund | Minimum
Social contributions
Social contribution tax rate	8.00%
Russia | Pension Fund | Maximum
Social contributions
Social contribution tax rate	22.00%
Russia | Social Security Fund | Minimum
Social contributions
Social contribution tax rate	0.00%
Russia | Social Security Fund | Maximum
Social contributions
Social contribution tax rate	2.90%
Russia | Federal Medical Insurance Fund | Minimum
Social contributions
Social contribution tax rate	0.00%
Russia | Federal Medical Insurance Fund | Maximum
Social contributions
Social contribution tax rate	5.10%
Russia | Accident insurance | Minimum
Social contributions
Social contribution tax rate	0.20%
Russia | Accident insurance | Maximum
Social contributions
Social contribution tax rate	8.50%
Poland | Maximum
Social contributions
Social contribution tax rate	19.86%
Poland | Accident insurance | Minimum
Social contributions
Social contribution tax rate	0.40%
Poland | Accident insurance | Maximum
Social contributions
Social contribution tax rate	3.60%
Poland | Retirement Insurance
Social contributions
Social contribution tax rate	9.76%
Poland | Disability Insurance
Social contributions
Social contribution tax rate	6.50%
Romania
Social contributions
Social contribution tax rate	22.75%
Romania | Social Security Fund
Social contributions
Social contribution tax rate	15.80%
Romania | Health Fund
Social contributions
Social contribution tax rate	5.20%
Romania | Unemployment Fund
Social contributions
Social contribution tax rate	0.50%
Romania | Labor Accidents And Professional Diseases Fund
Social contributions
Social contribution tax rate	0.15%
Romania | Salary Payment Liabilities Fund
Social contributions
Social contribution tax rate	0.25%
Romania | Medical Leave And Health Indemnities Contribution
Social contributions
Social contribution tax rate	0.85%